BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
Balances with Related Parties
The detail of significant outstanding balances for transactions entered into by TGS and its related parties as of December 31, 2020 and December 31, 2019 is as follows:

	2020		2019
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Controlling shareholder:
CIESA	-	-	50	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía (1)	402,079	2,922,943	286,067	3,389,229
Associate which exercises significant influence on the controlling shareholder:
Link	4,121	-	909	-
TGU	-	13,394	-	12,980
Other related companies:
SACDE Sociedad Argentina de Construcción (2)	-	-	31,781	-
Pampa Comercializadora S.A.	6,951	-	59,688	-
CT Barragán S.A.	1,793	-	11,070	-
Oleoductos del Valle S.A.	-	-	4,558	-
Central Piedra Buena S.A.	-	-	18,114	-
Transener S.A.	30	33	-	-
Total	414,974	2,936,370	412,237	3,402,209

(1) Accounts receivables includes Ps. 84,236 recorded as "Other receivables" as of December 31, 2020. Accounts payable includes Ps. 2,892,682 and Ps. 3,236,657 corresponding to the financial leasing recorded as "Loans" as of December 31, 2020 and 2019, respectively.
(2) Corresponds to advance payments delivered to the supplier recorded as "Other credits".

Transactions with Related Parties
The detail of significant transactions with related parties for the years ended December 31, 2020, 2019 and 2018 is as follows:

Year ended December 31, 2020:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	140	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	841,274	1,049,966	614,644	160,067	1,430,462	-	242,337
Associates with significant influence:
Link	-	-	19,562	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	25,768	-	-	-	-	-	-
Transener S.A.	-	-	352	-	-	-	-
Petrolera Entre Lomas S.A.	2,475	-	8,934	-	-	-	-
Pampa Comercializadora S.A.	112,774	-	-	-	-	-	-
Central Piedra Buena S.A.	1,745	-	-	-	-	-	-
Experta ART	-	-	-	25,429	-	-	-
Total	984,036	1,049,966	643,492	185,496	1,430,462	140	242,337

Additionally, during the year ended December 31, 2020, the Company received from SACDE Sociedad Argentina de Construcción, construction engineering services for Ps. 481,065, which are activated within the balance of PPE.

Year ended December 31, 2019:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	199	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	1,094,039	366,914	366,206	783,975	1,558,506	-	265,398
Associates with significant influence:
Link	-	-	19,159	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	7,446	-	-	-	-	-	-
Pampa Comercializadora S.A.	70,863	-	-	-	-	-	-
Central Térmica Piedrabuena S.A.	165,230	-	-	-	-	-	-
Experta ART	-	-	-	27,337	-	-	-
Total	1,337,578	366,914	385,365	811,312	1,558,506	199	265,398

Additionally, during the year ended December 31, 2019, the Company received from SACDE Sociedad Argentina de Construcción, construction engineering services for Ps. 2,350,271, which are capitalized within the balance of PPE.

Year ended December 31, 2018:

Revenues				Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	306	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	920,555	2,770	483,633	1,292,359	2,758,540	-	262,764
Associates with significant influence:
Link	-	-	17,988	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	12,878	-	17,335	-	-	-	-
Transener S.A.	-	-	25,160	-	-	-	-
Petrolera Entre Lomas S.A.	-	-	-	4,224	-	-	-
Pampa Comercializadora S.A.	56,271	-	-	-	-	-	-
Central Térmica Piedrabuena S.A.	140,684	-	-	-	-	-	-
Experta ART	-	-	-	24,942	-	-	-
Total	1,130,388	2,770	544,116	1,321,525	2,758,540	306	262,764